BLACKROCK FUNDSSM

BlackRock Small Cap Growth Equity Portfolio

(“Small Cap Growth Equity” or the “Fund”)

SUPPLEMENT DATED MAY 1, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 2013

Effective May 1, 2013, the following changes are made to the Fund’s Statement of Additional Information:

The section entitled “Investment Objectives and Policies” is amended to delete the third paragraph.

The grid at the end of the section entitled “Investment Objectives and Policies” is deleted with respect to Small Cap Growth Equity and replaced with the following:

Small Cap Growth Equity
144A Securities	X
Asset-Backed Securities
Asset-Based Securities
Precious Metal-Related Securities	X
Bank Loans
Borrowing and Leverage	X
Cash Flows; Expenses
Cash Management	X
Collateralized Debt Obligations
Collateralized Loan Obligations
Collateralized Bond Obligations
Commercial Paper	X
Commodity-Linked Derivative Instruments and Hybrid Instruments
Qualifying Hybrid Instruments
Hybrid Instruments Without Principal Protection
Limitations on Leverage
Counterparty Risk
Convertible Securities	X
Debt Securities	X
Depositary Receipts (ADRs, EDRs and GDRs)	X
Derivatives	X
Hedging	X
Indexed and Inverse Securities	X
Swap Agreements	X
Credit Default Swap Agreements and Similar Instruments
Credit Linked Securities
Interest Rate Transactions and Swaptions	See note 1 below
Total Return Swap Agreements	X
Types of Options	See note 1 below
Options on Securities and Securities Indices	X
Call Options	See note 1 below
Put Options	See note 1 below
Risks Associated with Options	X
Futures	X
Risks Associated with Futures	X
Foreign Exchange Transactions	X
Forward Foreign Exchange Transactions	X
Currency Futures	X
Currency Options	See note 2 below

Small Cap Growth Equity
Currency Swaps
Limitations on Currency Transactions	X
Risk Factors in Hedging Foreign Currency	X
Risk Factors in Derivatives	X
Credit Risk	X
Currency Risk	X
Leverage Risk	X
Liquidity Risk	X
Correlation Risk	X
Index Risk	X
Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives	X
Distressed Securities	X
Dollar Rolls
Equity Securities	X
Exchange Traded Notes (“ETNs”)
Foreign Investment Risks	X
Foreign Market Risk	X
Foreign Economy Risk	X
Currency Risk and Exchange Risk	X
Governmental Supervision and Regulation/Accounting Standards	X
Certain Risks of Holding Fund Assets Outside the United States	X
Publicly Available Information	X
Settlement Risk	X
Funding Agreements
Guarantees
Illiquid or Restricted Securities	X
Inflation-Indexed Bonds
Inflation Risk	X
Information Concerning the Indices
Standard & Poor’s 500 Index
Russell 2000 Index
EAFE Index
Initial Public Offering (“IPO”) Risk	X
Investment Grade Debt Obligations	X
Investment in Emerging Markets	X
Brady Bonds
Investment in Other Investment Companies	X
Exchange Traded Funds	X
Junk Bonds	X
Lease Obligations
Liquidity Management	X
Master Limited Partnerships	X
Merger Transaction Risk
Mezzanine Investments
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X
Mortgage-Related Securities
Mortgage-Backed Securities
Collateralized Mortgage Obligations (“CMOs”)
Adjustable Rate Mortgage Securities
CMO Residuals
2

Small Cap Growth Equity
Stripped Mortgage-Backed Securities
Tiered Index Bonds
Municipal Bonds
General Obligation Bonds
Revenue Bonds
PABs
Participation Notes
Pay-in-Kind Bonds
Portfolio Turnover Rates	X
Preferred Stock	X
Real Estate Related Securities	X
Real Estate Investment Trusts (“REITS”)	X
Repurchase Agreements and Purchase and Sale Contracts	X
Reverse Repurchase Agreements	X
Rights Offerings and Warrants to Purchase	X
Securities Lending	X
Securities of Smaller or Emerging Growth Companies	X
Short Sales	See note 3 below
Sovereign Debt
Standby Commitment Agreements	X
Stripped Securities	X
Structured Notes
Supranational Entities
Trust Preferred Securities
U.S. Government Obligations	X
U.S. Treasury Obligations	X
Utility Industries	X
When Issued Securities, Delayed Delivery Securities and Forward Commitments	X
Yields and Ratings	X
Zero Coupon Securities

1  Fund may purchase (but not write) interest rate options.

2  Fund may purchase (but not write) currency options.

3  Fund may only make short sales against the box and with respect to futures contracts and related options

The section entitled “Management and Advisory Arrangements – Information Regarding the Portfolio Managers” is revised as set forth below.

The second paragraph is deleted in its entirety and replaced with the following:

Travis Cooke is the portfolio manager and is primarily responsible for the day-to-day management of Small Cap Growth Equity.

The subsection entitled “Other Funds and Accounts Managed” is deleted with respect to Small Cap Growth Equity and replaced with the following:

The following table sets forth information about funds and accounts other than the Fund for which the portfolio manager is primarily responsible for the day-to-day portfolio management as of April 8, 2013.

Small Cap Growth Equity	Number of Other Accounts Managed and Assets by Account Type		Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Travis Cooke	2	19	7	0	18	7
	$79,243,291	$7,644,118,653	$6,580,097,641	$0	$7,093,789,978	$6,580,097,641

3

The last sentence in the first paragraph under the subsection entitled “Portfolio Manager Compensation Overview—Discretionary Incentive Compensation” is deleted and replaced with the following:

With respect to Mr. Cooke, such benchmarks for Small Cap Growth Equity and other accounts are Lipper Small-Cap Growth Funds and Lipper Mid-Cap Growth Funds classifications.

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview—Distribution of Discretionary Incentive Compensation—Long-Term Incentive Plan Awards” is deleted and replaced with the following:

Mr. Cooke has not received long-term incentive awards.

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview—Other Compensation Benefits—Incentive Savings Plans” is deleted and replaced with the following:

The portfolio managers of the Funds are eligible to participate in these plans.

The subsection entitled “Portfolio Manager Beneficial Holdings” is deleted with respect to Small Cap Growth Equity and replaced with the following:

The following table sets forth the dollar range of equity securities of the Fund beneficially owned by the portfolio manager as of April 8, 2013.

Portfolio Manager	Fund Managed	Dollar Range
Travis Cooke	Small Cap Growth Equity	None

The last sentence of the first paragraph under the subsection entitled “Portfolio Manager Potential Material Conflicts of Interest” is hereby deleted.

Shareholders should retain this Supplement for future reference.

SAI-MCSC-0513SUP